UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Parker & Company, Inc.
Address:   330 North Broad Street, Suite A
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mark Parker
Title:  President and Chief Executive Officer
Phone:  229-226-4715
Signature, Place, and Date of Signing:

   John Mark Parker, Thomasville, Georgia    August 12, 2004

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   41

Form 13F Information Table Value Total:   $111,610

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     4792 53235.00 SH       SOLE                 49835.00           3400.00
American SuperConductor        COM              030111108      728 55680.00 SH       SOLE                 52180.00           3500.00
Amgen, Inc.                    COM              031162100     2324 42580.00 SH       SOLE                 39980.00           2600.00
Amsouth Bancorporation         COM              032165102     2903 113975.00SH       SOLE                106975.00           7000.00
Anadarko Petroleum Corp        COM              032511107     3917 66840.00 SH       SOLE                 61940.00           4900.00
BP p.l.c. ADR                  ADR              055622104     2454 45800.00 SH       SOLE                 43300.00           2500.00
Brown & Brown, Inc.            COM              115236101      743 17250.00 SH       SOLE                 17250.00
Caterpillar, Inc               COM              149123101     4733 59580.00 SH       SOLE                 55180.00           4400.00
ChevronTexaco Corp             COM              166764100     2495 26513.00 SH       SOLE                 24613.00           1900.00
Coca-Cola Company              COM              191216100     2479 49115.00 SH       SOLE                 42515.00           6600.00
Conagra Foods, Inc.            COM              205887102     4633 171100.00SH       SOLE                160300.00          10800.00
Dow Chemical                   COM              260543103     4270 104920.00SH       SOLE                100020.00           4900.00
Duke Energy Company            COM              264399106     3520 173460.00SH       SOLE                159360.00          14100.00
Emerson Electric               COM              291011104     4587 72175.00 SH       SOLE                 66175.00           6000.00
Exxon Mobil Corp               COM              30231G102     3977 89545.00 SH       SOLE                 84445.00           5100.00
Fuelcell Energy Inc            COM              35952H106      640 54825.00 SH       SOLE                 54325.00            500.00
Genentech Inc                  COM              368710406     2773 49335.00 SH       SOLE                 44135.00           5200.00
General Electric               COM              369604103     3872 119503.00SH       SOLE                111703.00           7800.00
Honeywell, Inc                 COM              438516106     2268 61925.00 SH       SOLE                 58125.00           3800.00
IDACORP, Inc.                  COM              451107106     2002 74145.00 SH       SOLE                 71145.00           3000.00
IShares Russell 2000           COM              464287655      208  1760.00 SH       SOLE                  1760.00
Ingersoll-Rand Company Class A COM              G4776G101      706 10333.00 SH       SOLE                  9333.00           1000.00
Intel Corp                     COM              458140100     4567 165470.00SH       SOLE                155270.00          10200.00
International Rectifier        COM              460254105     2686 64840.00 SH       SOLE                 59640.00           5200.00
Johnson & Johnson              COM              478160104     4859 87230.00 SH       SOLE                 82730.00           4500.00
Kellogg Co                     COM              487836108     1257 30035.00 SH       SOLE                 30035.00
Lilly, Eli & Co                COM              532457108     2125 30392.00 SH       SOLE                 28992.00           1400.00
Merck & Co., Inc               COM              589331107     2811 59186.00 SH       SOLE                 54886.00           4300.00
Microsoft Corp                 COM              594918104      508 17770.00 SH       SOLE                 10770.00           7000.00
Pfizer, Inc                    COM              717081103     4048 118087.00SH       SOLE                110912.00           7175.00
Proctor & Gamble               COM              742718109     1835 33706.00 SH       SOLE                 32106.00           1600.00
Progress Energy Inc            COM              743263105     3888 88254.00 SH       SOLE                 83754.00           4500.00
Royal Dutch Petroleum Co.      ADR              780257804      230  4445.00 SH       SOLE                  4445.00
Southern Co                    COM              842587107     4523 155155.00SH       SOLE                146955.00           8200.00
SunTrust Banks, Inc.           COM              867914103     5357 82422.00 SH       SOLE                 77422.00           5000.00
Texas Instruments              COM              882508104     2050 84765.00 SH       SOLE                 78165.00           6600.00
Verizon Communications         COM              92343V104     4294 118651.00SH       SOLE                111351.00           7300.00
Wal-Mart Stores, Inc.          COM              931142103      357  6775.00 SH       SOLE                  6775.00
Wells Fargo                    COM              949746101     4767 83302.00 SH       SOLE                 78302.00           5000.00
Investment Company of America  COM              461308405      204 6989.341 SH       SOLE                 6989.341
Longleaf Partners Int'l Fund   COM              543069405      223 14895.730SH       SOLE                14895.730